Note E - Tax Status (Details Textual) - EBP 221935537 001 [Member]	12 Months Ended
Dec. 31, 2025
EBP, Tax Qualification Status [Extensible Enumeration]	Qualified Plan [Member]
EBP, Tax Determination Letter, Obtained [true false]	true
EBP, Tax Determination Letter, Date	Nov. 14, 2022